Equity	6 Months Ended
Apr. 30, 2026
Equity [Abstract]
EQUITY

Note 11 — EQUITY

Ordinary Shares

On January 3, 2025, at the Company’s Annual General Meeting of Shareholders, shareholders approved the proposed re-designation and re-classification of 497,500,000 Ordinary Shares of a par value of $0.0001 each in the capital of the Company (including all of the issued and outstanding shares) as 497,500,000 Class A Ordinary Shares, and a proposed re-designation and re-classification of 2,500,000 unissued Class A Ordinary Shares of a par value of $0.0001 each in the capital of the Company as 2,500,000 Class B Ordinary Shares, so that the authorized share capital of the Company is $50,000 divided into 497,500,000 Class A Ordinary Shares of a par value of $0.0001 each and 2,500,000 Class B Ordinary Shares of a par value of $0.0001 each. Class A Ordinary Shares and Class B Ordinary Shares have equal economic rights but unequal voting rights. Class A Ordinary Shares receive one vote each and Class B Ordinary Shares receive twenty votes each.

Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time by the holder thereof. In no event may Class A Ordinary Shares be converted into Class B Ordinary Shares. Subject to the Amended and Restated Memorandum and Articles, upon any sale, transfer, assignment or disposition of any Class B Ordinary Shares by a holder thereof to any person which is not an affiliate of such holder, or upon a change of beneficial ownership of any Class B Ordinary Shares as a result of which any person who is not an affiliate of such holder becomes a beneficial owners of such Class B Ordinary Shares, such Class B Ordinary Shares will be automatically and immediately converted into an equal number of Class A Ordinary Shares.

On July 16, 2025, the Company effected a one-for-twenty-five share consolidation of its issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares. As a result of the share consolidation, each 25 Ordinary Shares of a par value of $0.0001 were consolidated into one ordinary share with a par value of $0.0025. In connection with the share consolidation, the Company also approved an increase in its authorized share capital.

In August 2025, the Company issued 25,889 Class A Ordinary Shares for fractional shares in connection with the share consolidation reconciliation. No cash was paid in lieu of fractional shares. All historical share and per share amounts in these financial statements have been retroactively adjusted to reflect the share consolidation.

On May 7, 2026, the Company held an extraordinary general meeting of shareholders (the “General Meeting”) and a meeting of Class A ordinary share shareholders (the “Class A Meeting”). At the General Meeting, the shareholders voted to approve the proposed to increased authorized share capital of the Company from $1,250,000 divided into 489,900,000 Class A Ordinary Shares of a par value of $0.0025 each and 10,100,000 Class B Ordinary Shares of a par value of $0.0025 each, to $5,275,250 divided into 2,000,000,000 Class A Ordinary Shares of a par value of $0.0025 each and 110,100,000 Class B Ordinary Shares of a par value of $0.0025 each.

At the Class A Meeting, the Class A shareholders voted to approve the proposed to increase the voting rights of each class B ordinary share from twenty (20) votes to one hundred (100) votes on all matters subject to vote.

As of April 30, 2026 the Company had an aggregate of 6,755,324 Ordinary Shares issued and outstanding, consisting of 6,655,324 Class A Ordinary shares (excluding the 630,000 Pre-Delivery Shares, effectively returned and cancelled on May 4, 2026, pursuant to notice given on April 30, 2026 (Note 7)) and 100,000 Class B Ordinary Shares, respectively.

As of October 31, 2025, the Company had an aggregate of 6,732,441 Ordinary Shares issued and outstanding, consisting of 6,632,441 Class A Ordinary Shares and 100,000 Class B Ordinary Shares.

Shares issued for promissory note

On November 3, 2025, the Company issued 22,883 Commitment Shares and 630,000 Pre-Delivery Shares to an investor. On April 28, 2026, the investor agreed to return 630,000 Pre-Delivery Shares to the Company due to the Termination Agreement. Following notice given on April 30, 2026, the 630,000 Pre-Delivery Shares were effectively returned and cancelled on May 4, 2026. (see Note 7)

Class A Ordinary Shares issued for share-based compensation

Consultants

Since fiscal year 2024, the Company issued an aggregate of 551,836 Class A Ordinary Shares to certain consultants as compensation to replace their related cash compensation. Service terms generally range from several months to 3 years. For the six months ended April 30, 2026, the Company recorded $1,001,303. As of April 30, 2026 and October 31, 2025 the unrecognized share-based compensation expense related to unamortized shares issued amounted to $1,716,776 and $2,718,079, which was considered as prepaid share-based compensation and recorded as a deferred compensation expense.

Executive officers, directors and employees

Since fiscal year 2024, the Company issued an aggregate of 415,169 Class A Ordinary Shares, consisting of 241,837 Class A Ordinary Shares issued to executive officers and directors and 173,332 Class A Ordinary Shares issued to the rest of employees, for the purpose of replacing their cash salaries and providing incentives for future business development. The share awards vested in accordance with the terms of their service contracts, which generally up to 3 years. For the six months ended April 30, 2026, the Company recorded $1,958,334 in share-based compensation expenses of the Group’s unaudited condensed consolidated statement of operations, which consisted of share-based compensation expense of $1,488,334 related to executive officers and directors and share based compensation expense of $ 470,000 related to certain employees. As of April 30, 2026 and October 31, 2025, the unrecognized share-based compensation expense related to unvested shares issued amounted to $7,423,134 and $9,381,468.

Incentive Plan

On March 13, 2026, the Company established a long-term, performance-based equity incentive plan for Mr. Christopher Nixon Cox, to align the leadership’s performance with the creation of long-term shareholder value. Pursuant to a stock option agreement, Mr. Christopher Nixon Cox was granted market-priced stock options to purchase an aggregate of 1,030,000 class A ordinary shares, at an exercise price of $8.27 per share (based on the closing price on the Nasdaq Capital Market on the grant date). The grant consists of two tranches: 80,000 shares (Tranche 1) and 950,000 shares (Tranche 2). Under the plan, 970,000 of the options shall vest only upon the achievement of key strategic milestones specified in the Agreement. As of April 30, 2026, the Company assessed that the performance milestones were not probable of achievement. Consequently, no compensation expense has been recognized for the 970,000 stock options for the six months then ended. For the six months ended April 30, 2026, the Company recorded share-based compensation expense of $423,034 related to vested options. As of April 30, 2026, the unrecognized share-based compensation expense related to unvested non-milestones options amounted to $65,352.